SUMMARY OF DEFERRED REVENUES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Oct. 31, 2023	Oct. 31, 2022
Regulatory Liability [Line Items]
Deferred Revenue Beginning	$ 525,387	$ 650,000	$ 650,000	$ 500,000
Other Project Income Recognized			(191,746)	(500,000)
Revenue Deferred		189,970	67,133	650,000
Deferred Revenue Ending	525,387	839,970	525,387	650,000
Deferred Revenue [Member]
Regulatory Liability [Line Items]
Deferred Revenue Beginning	525,387	650,000	650,000	500,000
Other Project Income Recognized			(191,746)	(500,000)
Revenue Deferred		189,970	67,133	650,000
Deferred Revenue Ending	$ 525,387	$ 839,970	$ 525,387	$ 650,000